S000084921 [Member] Investment Objectives and Goals - Barrow Hanley US Value Opportunities Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY Barrow Hanley US Value Opportunities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Barrow Hanley US Value Opportunities Fund (the “Fund”) seeks to outperform the Fund’s benchmark over a full market cycle, typically five to seven years.